BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,652,263	$ 3,766,942
Changes in real incurred cost	68,280	7,510
Additions through acquisition and costs of new plantations	226,757	207,458
Sales	(2,722)	(367)
Harvest	(133,335)	(117,729)
Increases (decreases) in Foreign Currency Translation	(18,392)	(82,096)
Loss of forest due to fire	(3,823)	(8,702)
Transfers from non-current to current	0	0
Other Increases (decreases)	(205)	8,946
Changes in fair value	(51,117)	(122,189)
Gain (losses) arising from changes in fair value minus sale costs	154,706	84,476	$ 83,031
Sales	(4,015)	(445)
Harvest	(198,089)	(203,164)
Loss of forest due to fires	(3,718)	(3,056)
Transfers from non-current to current	0	0
Total Changes	17,163	(114,679)	(165,942)
Closing Balance	3,669,426	3,652,263	3,766,942
Biological assets Current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	315,924	307,796
Changes in real incurred cost	(22,719)	34,684
Additions through acquisition and costs of new plantations	9,195	2,105
Sales	0	(52)
Harvest	(133,335)	(117,729)
Increases (decreases) in Foreign Currency Translation	4,699	(5,424)
Loss of forest due to fire	0	0
Transfers from non-current to current	96,875	155,789
Other Increases (decreases)	(153)	(5)
Changes in fair value	(17,413)	(26,556)
Gain (losses) arising from changes in fair value minus sale costs	(6,588)	(8,684)
Sales	0	0
Harvest	(198,089)	(203,164)
Loss of forest due to fires	0	0
Transfers from non-current to current	187,264	185,292
Total Changes	(40,132)	8,128
Closing Balance	275,792	315,924	307,796
Biological assets Non-current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	3,336,339	3,459,146
Changes in real incurred cost	90,999	(27,174)
Additions through acquisition and costs of new plantations	217,562	205,353
Sales	(2,722)	(315)
Harvest	0	0
Increases (decreases) in Foreign Currency Translation	(23,091)	(76,672)
Loss of forest due to fire	(3,823)	(8,702)
Transfers from non-current to current	(96,875)	(155,789)
Other Increases (decreases)	(52)	8,951
Changes in fair value	(33,704)	(95,633)
Gain (losses) arising from changes in fair value minus sale costs	161,294	93,160
Sales	(4,015)	(445)
Harvest	0	0
Loss of forest due to fires	(3,718)	(3,056)
Transfers from non-current to current	(187,264)	(185,292)
Total Changes	57,295	(122,807)
Closing Balance	$ 3,393,634	$ 3,336,339	$ 3,459,146